Private Placement - Additional Information (Detail) - Sponser [member] - Private Placement [member]	3 Months Ended
Mar. 08, 2021 USD ($) $ / shares shares
Private Placement [Line Items]
Sale of units, number of units issued in transaction | shares	7,500,000
Sale of Stock, price per share | $ / shares	$ 1.50
Sale of units, consideration received | $	$ 11,250,000